Net Income - Depreciation and Amortization Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Depreciation And Amortization [Line Items]
Property, plant and equipment	$ 28,707		$ 28,839	$ 28,760
Right-of-use assets	4,168		4,072	3,982
Investment properties	45		45	44
Intangible assets	6,699		6,699	6,643
Incremental costs of obtaining contracts	906	$ 28	856	841
Total depreciation and amortization expenses	40,525		40,511	40,270
Depreciation expenses	32,920	$ 1,004	32,956	32,786
Amortization expenses	7,605		7,555	7,484
Operating costs [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	30,770		30,874	30,735
Amortization expenses	7,406		7,370	7,286
Operating expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	2,150		2,082	2,051
Marketing expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	95		70	77
General and administrative expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	63		68	71
Research and development expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	$ 41		$ 47	$ 50